Leases (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Lease [Line Items]
Lease modification		$ 17,700	$ 17,000
Lease liabilities	[1]	92,642		$ 78,133
Addition to investment properties of leasehold land		100	100
Total cash outflow for leases		$ 5,900	$ 4,300
Bottom of Range [Member]
Lease [Line Items]
Lease term		2 years
Top of Range [Member]
Lease [Line Items]
Lease term		30 years
Leasehold Land [Member]
Lease [Line Items]
Lease liabilities		$ 4,000		$ 3,800

[1]	Lease liabilities in amount of approximately US$4.0 million and US$3.8 million were associated with leasehold land under investment properties as of June 30, 2025 and December 31, 2024. See Note 16.